Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Selling, General and Administrative Expenses [abstract]
Summary of Selling, General and Administrative Expenses

	2017	2016
Salaries and benefits, office administration and other expenses	$11,596	$10,319
Depreciation	397	350
Amortization	57	56
Stock-based compensation (including stock options and PSUs)	475	291
RSUs	267	99
DSUs	950	(290)
Total	$13,742	$10,825